Cash and Cash Equivalents (Details) - Schedule of highly liquid financial instruments - CLP ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Schedule of highly liquid financial instruments [Abstract]
Financial Assets Held-for-trading		$ 400,014	$ 371,063
Total	[1]	$ 400,014	$ 371,063

[1]	It corresponds to negotiation instruments and investment instruments, whose terms do not exceed three months from the date of acquisition.